Investments (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 £ / shares	Dec. 31, 2022 £ / shares shares	Sep. 09, 2021 USD ($)	Mar. 20, 2021 USD ($) $ / shares shares	Feb. 25, 2021 shares	Nov. 27, 2017 shares
Investments (Details) [Line Items]
Initial capitalization investment	$ 90			$ 250	$ 150
Ordinary shares (in Shares) | shares	47,635,875		47,635,875			956,333	10,029,193
Price per share (in Dollars per share) | £ / shares		£ 0.001	£ 0.001
Purchase warrant	$ 300
Percentage of issued and outstanding	33.00%
Investment loss	$ 591
Foreign currency translation	$ 38
United Kingdom [Member]
Investments (Details) [Line Items]
Ordinary shares (in Shares) | shares					95,411
Price per share (in Dollars per share) | $ / shares	$ 0.01				$ 1.57
Investment in Associate [Member]
Investments (Details) [Line Items]
Initial capitalization investment	$ 32
Foreign currency translation	$ 597